UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22252

Name of Fund:    BlackRock Fixed Income Value Opportunities

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Fixed Income Value Opportunities, 55 East 52nd
        Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2014

Date of reporting period: 09/30/2014

Item 1 – Schedule of Investments

Schedule of Investments September 30, 2014 (Unaudited)	(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
Countrywide Asset-Backed Certificates:
Series 2005-17, Class 1AF2, 5.05%, 5/25/36 (a)	USD	660	$843,325
Series 2007-BC2, Class 2A2 0.33%, 6/25/37 (a)		382	379,200
DT Auto Owner Trust, Series 2011-3A, Class D, 5.83%, 3/15/18 (b)		815	821,827
Motor PLC, Series 12A, Class A1C, 1.29%, 2/25/20 (b)		62	62,190
Santander Drive Auto Receivables Trust, Series 2012-1, Class C, 3.78%, 11/15/17		800	814,874
Structured Asset Securities Corp., Series 2007-BC4, Class A3, 0.41%, 11/25/37 (a)		485	475,230
Total Asset-Backed Securities — 7.5%			3,396,646

Common Stocks		Shares
Media — 1.0%
Cengage Learning Acquisitions, Inc. (c)		14,478	450,627

Corporate Bonds		Par (000)
Airlines — 2.2%
U.S. Airways Pass-Through Trust:
Series 2011-1, Class C, 10.88%, 10/22/14	USD	303	304,963
Series 2012-1, Class C, 9.13%, 10/01/15		676	706,881

			1,011,844
Banks — 2.5%
CIT Group, Inc., 4.75%, 2/15/15 (b)		1,137	1,148,370
Capital Markets — 3.4%
The Goldman Sachs Group, Inc.:
5.13%, 1/15/15		270	273,585
3.30%, 5/03/15		1,265	1,285,189

			1,558,774
Consumer Finance — 2.7%
Ford Motor Credit Co. LLC, 2.75%, 5/15/15		1,200	1,215,661
Energy Equipment & Services — 1.3%
Transocean, Inc.:
4.95%, 11/15/15		395	410,195
5.05%, 12/15/16		70	74,613
6.00%, 3/15/18		90	97,044

			581,852
Health Care Providers & Services — 0.8%
HCA, Inc., 7.25%, 9/15/20		360	378,000
Metals & Mining — 2.7%
Glencore Finance Canada Ltd., 2.85%, 11/10/14 (b)		1,225	1,227,720

Corporate Bonds		Par (000)	Value
Multi-Utilities — 5.6%
Dominion Resources, Inc., 8.88%, 1/15/19	USD	2,000	$2,516,728
Paper & Forest Products — 0.0%
NewPage Corp., 11.38%, 12/31/14 (d)		1,199	—
Road & Rail — 2.9%
Penske Truck Leasing Co. LP/PTL Finance Corp., 3.13%, 5/11/15 (b)		1,291	1,309,242
Total Corporate Bonds — 24.1%			10,948,191

Floating Rate Loan Interests (a)
Health Care Providers & Services — 0.3%
CHS/Community Health Systems, Inc., 2017 Term E Loan, 3.48%, 1/25/17		151	149,786
Media — 0.0%
Cengage Learning Acquisitions, Inc. (Thomson Learning), Tranche 1 Incremental Term Loan, 9.50%, 12/31/14		957	—
Total Floating Rate Loan Interests — 0.3%			149,786

Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities — 62.1%
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class ASB, 5.90%, 12/10/49 (a)		2,545	2,556,015
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class ASB, 5.28%, 12/11/49		3,469	3,505,443
Commercial Mortgage Pass-Through Certificates, Series 2007-C9, Class AAB, 5.99%, 12/10/49 (a)		3,449	3,464,317
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A2, 5.38%, 3/10/39		172	174,031
GS Mortgage Securities Trust, Series 2006-GG6, Class AAB, 5.59%, 4/10/38 (a)		1,244	1,262,565
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2006-CB15, Class ASB, 5.79%, 6/12/43 (a)		2,535	2,592,828
Series 2007-CB18, Class A4, 5.44%, 6/12/47		3,578	3,853,569
Series 2007-LD11, Class A2, 5.80%, 6/15/49 (a)		102	102,673
Series 2007-LD11, Class ASB, 5.98%, 6/15/49 (a)		3,679	3,868,666
LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class A2, 5.30%, 11/15/38		1,408	1,445,809

Portfolio Abbreviations
GBP	British Pound	USD	U.S. Dollar

BLACKROCK FIXED INCOME VALUE OPPORTUNITIES	SEPTEMBER 30, 2014	1

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (concluded)
Morgan Stanley Capital I, Inc., Series 2007-IQ15, Class A4, 6.11%, 6/11/49 (a)	USD	4,816	$5,290,062
Windermere PLC, Series XI-X, Class A, 0.82%, 4/24/17 (a)		17	27,579

			28,143,557
Total Non-Agency Mortgage-Backed Securities — 62.1%			28,143,557

Warrants	Shares	Value
Media — 0.0%
HMH Holdings, Inc. (Education Media) (Expires 6/22/19) (e)	686	$3,474
Total Long-Term Investments (Cost — $38,929,391) — 95.0%		43,092,281

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (f)(g)	480,039	480,039
Total Short-Term Securities (Cost — $480,039) — 1.1%		480,039
Total Investments (Cost — $39,409,430*) — 96.1%		43,572,320
Other Assets Less Liabilities — 3.9%		1,769,859

Net Assets — 100.0%		$45,342,179

Notes to Schedule of Investments

*	As of September 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$48,726,117

Gross unrealized appreciation	$5,504,851
Gross unrealized depreciation	(10,658,648)

Net unrealized depreciation	$(5,153,797)

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Non-income producing security.

(d)	Issuer filed for bankruptcy and/or is in default of interest payments.

(e)	Warrants entitle the Trust to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any.

(f)	Investments in issuers considered to be an affiliate of the Trust during the period ended September 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2013	Net Activity	Shares Held at September 30, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	964,593	(484,554)	480,039	$1,864

(g)	Represents the current yield as of report date.

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Forward foreign currency exchange contracts outstanding as of September 30, 2014 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
USD	1,256,107	GBP	735,000	Goldman Sachs Bank USA	10/21/14	$64,785

2	BLACKROCK FIXED INCOME VALUE OPPORTUNITIES	SEPTEMBER 30, 2014

Schedule of Investments (concluded)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy as of September 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$3,396,646	—	$3,396,646
Common Stocks	—	450,627	—	450,627
Corporate Bonds	—	10,948,191	—	10,948,191
Floating Rate Loan Interests	—	149,786	—	149,786
Non-Agency Mortgage-Backed Securities	—	28,143,557	—	28,143,557
Warrants	—	3,474	—	3,474
Short-Term Securities	$480,039	—	—	480,039
Total	$480,039	$43,092,281	—	$43,572,320

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	—	$64,785	—	$64,785
Total	—	$64,785	—	$64,785

[1]    Derivative financial instruments are forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of September 30, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$1,210,840	—	—	$1,210,840
Liabilities:
Bank overdraft	—	$(10,879)	—	(10,879)
Total	$1,210,840	$(10,879)	—	$1,199,961

There were no transfers between levels during the period ended September 30, 2014.

BLACKROCK FIXED INCOME VALUE OPPORTUNITIES	SEPTEMBER 30, 2014	3

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Fixed Income Value Opportunities

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Fixed Income Value Opportunities

Date: November 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Fixed Income Value Opportunities

Date: November 24, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Fixed Income Value Opportunities

Date: November 24, 2014